Cash flow information (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Total debt, beginning balance	R$ 8,857,525	R$ 8,659,420	R$ 7,081,618
Increase (decrease) through obtaining or losing control of subsidiaries or other businesses, liabilities arising from financing activities	4,611,757	2,742,805	1,940,353
Business combination		20,780
Increase decrease through write off		675
Increase decrease through payments	(5,180,179)	(2,556,703)	(277,715)
Increase decrease through revaluation			(89)
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities	1,204,927	(474,721)	(311,585)
Increase decrease through interest accrued	586,977	611,685	424,775
Increase decrease through interest paid	(349,353)	(145,066)	(197,937)
Increase decrease through Cancellation/expiration	65,050
Total debt, ending balance	9,666,604	8,857,525	8,659,420
Debentures [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Total debt, beginning balance	2,806,774	2,596,519	705,975
Increase (decrease) through obtaining or losing control of subsidiaries or other businesses, liabilities arising from financing activities	0	373,481	1,890,500
Business combination		0
Increase decrease through write off		0
Increase decrease through payments	(1,170,612)	(527,687)	(175,999)
Increase decrease through revaluation			0
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities	0	0	0
Increase decrease through interest accrued	271,451	392,857	203,275
Increase decrease through interest paid	(32,738)	(28,396)	(27,232)
Increase decrease through Cancellation/expiration	0
Total debt, ending balance	1,874,875	2,806,774	2,596,519
Fair value adjustments, liabilities arising from financing activities	(200,648)	(120,280)
Bonds [Domain]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Total debt, beginning balance	3,546,567	3,911,383	4,128,306
Increase (decrease) through obtaining or losing control of subsidiaries or other businesses, liabilities arising from financing activities	2,787,575	0	0
Business combination		0
Increase decrease through write off		0
Increase decrease through payments	(1,628,342)	(62,342)	0
Increase decrease through revaluation			0
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities	1,117,579	(319,952)	(218,607)
Increase decrease through interest accrued	204,510	134,148	129,113
Increase decrease through interest paid	(213,939)	(116,670)	(127,429)
Increase decrease through Cancellation/expiration	0
Total debt, ending balance	5,813,950	3,546,567	3,911,383
Fair value adjustments, liabilities arising from financing activities	(300,209)	(224,927)
Borrowings [Domain]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Total debt, beginning balance	2,199,422	1,865,880	1,928,782
Increase (decrease) through obtaining or losing control of subsidiaries or other businesses, liabilities arising from financing activities	1,666,432	2,252,550	0
Business combination		978
Increase decrease through write off		0
Increase decrease through payments	(2,255,259)	(1,833,937)	(2,061)
Increase decrease through revaluation			0
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities	66,632	(147,802)	(87,158)
Increase decrease through interest accrued	91,881	61,753	69,593
Increase decrease through interest paid	(102,676)	0	(43,276)
Increase decrease through Cancellation/expiration	0
Total debt, ending balance	1,666,432	2,199,422	1,865,880
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Total debt, beginning balance	304,762	285,638	318,555
Increase (decrease) through obtaining or losing control of subsidiaries or other businesses, liabilities arising from financing activities	157,750	116,774	49,853
Business combination		19,802
Increase decrease through write off		675
Increase decrease through payments	(125,966)	(132,737)	(99,655)
Increase decrease through revaluation			(89)
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities	20,716	(6,967)	(5,820)
Increase decrease through interest accrued	19,135	22,927	22,794
Increase decrease through interest paid	0	0	0
Increase decrease through Cancellation/expiration	65,050
Total debt, ending balance	R$ 311,347	R$ 304,762	R$ 285,638